LONG-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2016
Deposit Assets Disclosure [Abstract]
Schedule of Long Term Deposits
	As of December 31,
	2015	2016

Concession fee deposits	$4,527	$5,547
Office rental deposits	352	880

	$4,879	$6,427